Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended											6 Months Ended				12 Months Ended
	Jan. 03, 2017	Jun. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net income(loss)		$ 51		$ 38	$ 35	$ 47		$ 48	$ 49	$ 51	$ 40	$ 34	$ 101		$ 95		$ 168	[1]	$ 174		$ 167
Denominator:
Weighted average shares outstanding																	99,000,000		99,000,000		99,000,000
Basic and diluted EPS		$ 0.51	[2]	$ 0.38	$ 0.35	$ 0.48	[2]	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34	$ 1.02	[2]	$ 0.96	[2]	$ 1.70	[3]	$ 1.76	[3]	$ 1.69	[3]
Weighted average shares outstanding, Basic		98,959,438				99,000,000							98,881,494		99,000,000
Weighted average shares outstanding, diluted		99,529,301				99,000,000							99,442,829		99,000,000
Basic EPS (in dollars per share)		$ 0.51				$ 0.48							$ 1.02		$ 0.96
Diluted EPS (in dollars per share)		$ 0.51				$ 0.48							$ 1.02		$ 0.96
Issuance of common stock (in shares)	98,802,597
Stock Compensation Plan
Denominator:
Antidilutive securities excluded from computation of EPS		295,316											399,194

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	For the three and six months ended June 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 11: Earnings Per Share for additional information.
[3]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.